CASH AND CASH EQUIVALENTS (Details) R in Millions, $ in Millions	Mar. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
CASH AND CASH EQUIVALENTS.
Cash at the bank and on hand			R 5,619.0	R 2,549.1	R 2,062.4
Total cash and cash equivalents	R 14,600.0		5,619.0	R 2,549.1	R 2,062.4	R 967.9
Restricted cash held in money market fund as collateral for environmental bonding		$ 6.4	R 89.6